Borrowings (Details) - USD ($) $ / shares in Units, $ in Thousands											6 Months Ended		12 Months Ended
	Nov. 20, 2029	Jul. 06, 2029	Dec. 06, 2027	Feb. 28, 2026	Nov. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Aug. 31, 2024	Jul. 23, 2021	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 23, 2023	Apr. 30, 2023
Line of Credit Facility [Line Items]
Repaid Principal															$ 7,000
Principal amount														$ 8,000
Remaining principal amount											$ 15,000
Effective interest rate												8.11%
Interest expense											62,810	$ 19,063
Percentage of principal amount									8.50%
Cash consideration
Forecast [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 1,000
Percentage of principal amount		100.00%
Promissory Note [Member]
Line of Credit Facility [Line Items]
Issued amount										$ 30,000
Annual interest rate																8.00%
Conversion price																	$ 0.0632
Interest expense												$ 600
August 2024 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Issued amount									172,500
Principal amount									$ 1,000
Conversion price									$ 8,093,427
Percentage of accrued interest									8.50%
Maturity period									Aug. 15, 2029
Cash consideration									$ 36,100
Extinguishment of convertible notes									16,200
November 2024 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 200,000			$ 400,000			$ 135,000
Conversion price											$ 7.94
Shares issued					10,661,140			14,298,480			5,503,030
Percentage of principal amount								5.25%
Percentage of accrued interest								5.25%
Converted amount								$ 160,000
Cash consideration					$ 119,300						$ 94,500
Extinguishment of convertible notes											5,400
Convertible debt instrument											80,100		$ 200,600
November 2024 convertible senior notes [Member] | Forecast [Member]
Line of Credit Facility [Line Items]
Principal amount			$ 1,000
Percentage of principal amount			100.00%
June 2025 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Principal amount							$ 375,000
Conversion price							$ 0.04875					$ 0.04875
Percentage of accrued interest							4.875%
Purchase of zero-strike call option in connection with convertible senior notes (in Shares)							10,205,300
Convertible debt instrument											455,500		362,300
November 2025 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 400,000
Percentage of principal amount					4.00%
Percentage of accrued interest					4.00%
Convertible debt instrument											439,200		346,400
Premium paid					$ 35,400
November 2025 convertible senior notes [Member] | Forecast [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 1,000
Percentage of principal amount	100.00%
February 2026 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Issued amount				$ 375,000
Percentage of principal amount				5.00%
Percentage of accrued interest				5.00%
Premium paid				$ 33,700
Short-Term Debt [Member]
Line of Credit Facility [Line Items]
Issued amount											$ 26,000		26,000
Principal amount						$ 26,000
Loan bears interest											10.31%
Interest expense											$ 1,300		$ 500
Class A Ordinary Shares [Member]
Line of Credit Facility [Line Items]
Principal amount						$ 1,000
Conversion price						$ 127.9743
Shares issued						985,400								1,086,070
Converted amount									14,400
Class A Ordinary Shares [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Shares issued											2,036,383
Class A Ordinary Shares [Member] | August 2024 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Issued amount									1,000
Principal amount									$ 75,700
Conversion price									$ 117.0207
Convertible shares									1,968,760
Class A Ordinary Shares [Member] | November 2024 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Conversion price								$ 62.7126
Converted amount								$ 1,000
Class A Ordinary Shares [Member] | June 2025 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Issued amount							$ 129,600
Principal amount							$ 1,000
Conversion price							$ 62.9921					$ 62.9921
Class A Ordinary Shares [Member] | November 2025 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 1,000
Conversion price					$ 56.2635
Class A Ordinary Shares [Member] | February 2026 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 1,000
Conversion price				$ 100.7557
Ordinary Shares [Member]
Line of Credit Facility [Line Items]
Principal amount						$ 7,700
Ordinary Shares [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Shares Issued, Price Per Share											$ 0.0632
Conversion price																	$ 7.366
Ordinary Shares [Member] | November 2024 convertible senior notes [Member]
Line of Credit Facility [Line Items]
Extinguishment of convertible notes											$ 131,500